Expense Example - Service Shares - BlackRock U.S. Government Bond Portfolio - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	$ 1,176